Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2019 EUR (€)
Disclosure Of Warrant Activity [line items]
Beginning balance	5,611,629
Granted during the period	54,500
Exercised during the period	0
Forfeited during the period	(15,352)
Expired during the period	0
Ending balance	5,650,777
Vested at the balance sheet date	2,786,556
Beginning balance	€ 29.03
Granted during the period	62.05
Exercised during the period	0.00
Forfeited during the period	40.07
Expired during the period	0.00
Ending balance	29.32
Vested at the balance sheet date	€ 17.70